INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in CIAC and joint ventures with Carrier are as follows:

Years Ended December 31,	2022	2021	2020
Current:
U.S. Federal	$71,475	$91,162	$58,895
State	27,202	20,703	12,909
Foreign	13,574	10,993	4,779

	112,251	122,858	76,583

Deferred:
U.S. Federal	10,766	6,434	218
State	3,695	1,374	21
Foreign	(995)	(1,869)	(199)

	13,466	5,939	40

Income tax expense	$125,717	$128,797	$76,623

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of th
e
 effective income tax rate:

Years Ended December 31,	2022	2021	2020
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	4.6	3.5	3.3
Excess tax benefits from share-based compensation	(8.6)	(1.7)	(2.1)
Tax effects on foreign income	0.3	0.4	0.3
FDII	(0.1)	(0.1)	—
Change in valuation allowance	0.4	0.8	—
Tax credits and other	(0.4)	(0.5)	(0.5)

Effective income tax rate attributable to Watsco, Inc.	17.2	23.4	22.0
Taxes attributable to non-controlling interest	(2.0)	(2.9)	(2.8)

Effective income tax rate	15.2%	20.5%	19.2%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2022	2021
Deferred tax assets:
Share-based compensation	$27,037	$30,854
Capitalized inventory costs and adjustments	4,366	3,449
Allowance for doubtful accounts	3,326	1,328
Self-insurance reserves	1,975	1,027
Other	8,711	6,081
Net operating loss carryforwards	3,899	3,959

	49,314	46,698
Valuation allowance	(8,171)	(5,107)

Total deferred tax assets	41,143	41,591

Deferred tax liabilities:
Deductible goodwil l	(88,316)	(82,704)
Depreciation	(23,806)	(18,744)
Unremitted earnings of domestic affiliate s	(6,618)	(5,175)
Other	(3,761)	(3,619)

Total deferred tax liabilities	(122,501)	(110,242)

Net deferred tax liabilities (1)	$(81,358)	$(68,651)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2019	$5,367
Additions based on tax positions related to the current year	1,911
Reductions due to lapse of applicable statute of limitations	(773)

Balance at December 31, 2020	6,505
Additions based on tax positions related to the current year	1,143
Reductions due to lapse of applicable statute of limitations	(921)

Balance at December 31, 2021	6,727
Additions based on tax positions related to the current year	1,867
Reductions due to lapse of applicable statute of limitations	(842)

Balance at December 31, 2022	$7,752